Annual Total Returns - Fidelity Total Bond K6 Fund [BarChart] - 08.31 Fidelity Total Bond K6 Fund PRO-07 - Fidelity Total Bond K6 Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Total Bond K6 Fund
Bar Chart Table:
Annual Return 2018	(0.77%)
Annual Return 2019	10.02%
Annual Return 2020	9.53%